Shareholder returns - (Details) - EUR (€) € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Classes of share capital
Decrease in share capital (in shares)		47.2	37.8
Nominal value decrease in share capital		€ 0.3	€ 0.2
Increase in other undenominated capital reserve		€ 0.3	€ 0.2
000 million share buyback program
Classes of share capital
Number of shares bought back		47.2	37.8
Total cost of buyback	€ 0.0	€ 581.0	€ 561.0
Shares buyback (as a percent)		4.20%	3.20%
Number of shares cancelled		47.2	37.8